Fees Summary	May 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 359,840,983.00
Total Fee Amount	49,694.04
Total Offset Amount	0.00
Net Fee	$ 49,694.04
Offering Table N/A
Offset Table N/A	N/A